LAND USE RIGHTS	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS

10.                     LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Land use rights	20,959	20,959	3,462
Less: accumulated amortization	(2,703)	(3,268)	(540)

Land use rights, net	18,256	17,691	2,922

As of December  31, 2012 and 2013, short-term loans amounting to RMB76,450 and RMB162,203 (US$26,794) were secured by the pledge of land use rights of the Group with an aggregate net carrying value of RMB5,520 and RMB5,377 (US$888), respectively.

Amortization expense related to land use rights was RMB255, RMB565 and RMB565 (US$93) for the years ended December 31, 2011, 2012 and 2013, respectively, and was recorded in general and administrative expenses in the consolidated statements of comprehensive income (loss). For each of the five succeeding years starting from January 1, 2014, the annual amortization expense of the land use rights is estimated to be RMB565 (US$93).